INCOME TAXES (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Tax Credit Carryforward [Line Items]
Income tax credit	$ 200	$ 700
Loss before tax	85,600	71,200
JAPAN
Tax Credit Carryforward [Line Items]
Income tax charge	300	400
INDIA
Tax Credit Carryforward [Line Items]
Income tax charge	500	300
Foreign Tax Authority [Member]
Tax Credit Carryforward [Line Items]
Income tax charge		100
UNITED STATES
Tax Credit Carryforward [Line Items]
Loss before tax	24,000	30,700
Research And Development Expenditure Credit [Member]
Tax Credit Carryforward [Line Items]
Tax credits claimed	$ 1,000	$ 1,000	$ 1,500